Johnson & Johnson Pension and Savings Plans Master Trust - Schedule of Investments Measure at Fair Value (Details) - EBP 200 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investments at Fair Value	$ 49,344,075,517	$ 44,560,658,888
Short-term investment funds
EBP, Master Trust [Line Items]
Total Investments at Fair Value	837,401,795	1,250,144,436
Government and agency securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	7,909,637,860	6,702,640,214
Debt Instruments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	2,715,291,495	2,655,972,031
Equity Securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	15,823,220,308	15,780,859,727
Common collective trusts
EBP, Master Trust [Line Items]
Total Investments at Fair Value	18,002,382,609	14,649,283,090
Limited Partnerships/Co-Investments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	4,067,712,231	3,623,532,368
Other assets and liabilities, net
EBP, Master Trust [Line Items]
Total Investments at Fair Value	(11,570,781)	(101,772,978)
Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
Total Investments at Fair Value	15,822,401,036	15,667,089,354
Fair Value, Inputs, Level 1 | Short-term investment funds
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 1 | Government and agency securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 1 | Debt Instruments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 1 | Equity Securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	15,822,609,084	15,780,859,727
Fair Value, Inputs, Level 1 | Common collective trusts
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 1 | Limited Partnerships/Co-Investments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 1 | Other assets and liabilities, net
EBP, Master Trust [Line Items]
Total Investments at Fair Value	(208,048)	(113,770,373)
Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
Total Investments at Fair Value	11,450,968,417	10,620,754,076
Fair Value, Inputs, Level 2 | Short-term investment funds
EBP, Master Trust [Line Items]
Total Investments at Fair Value	837,401,795	1,250,144,436
Fair Value, Inputs, Level 2 | Government and agency securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	7,909,637,860	6,702,640,214
Fair Value, Inputs, Level 2 | Debt Instruments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	2,715,291,495	2,655,972,031
Fair Value, Inputs, Level 2 | Equity Securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 2 | Common collective trusts
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 2 | Limited Partnerships/Co-Investments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 2 | Other assets and liabilities, net
EBP, Master Trust [Line Items]
Total Investments at Fair Value	(11,362,733)	11,997,395
Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
Total Investments at Fair Value	101,981,256	96,720,580
Fair Value, Inputs, Level 3 | Short-term investment funds
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 3 | Government and agency securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 3 | Debt Instruments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value, Inputs, Level 3 | Equity Securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	611,224	0
Fair Value, Inputs, Level 3 | Common collective trusts
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0
Fair Value, Inputs, Level 3 | Limited Partnerships/Co-Investments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	101,370,032	96,720,580
Fair Value, Inputs, Level 3 | Other assets and liabilities, net
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
Total Investments at Fair Value	21,968,724,808	18,176,094,878
Fair Value Measured at Net Asset Value Per Share | Short-term investment funds
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | Government and agency securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | Debt Instruments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | Equity Securities
EBP, Master Trust [Line Items]
Total Investments at Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | Common collective trusts
EBP, Master Trust [Line Items]
Total Investments at Fair Value	18,002,382,609	14,649,283,090
Fair Value Measured at Net Asset Value Per Share | Limited Partnerships/Co-Investments
EBP, Master Trust [Line Items]
Total Investments at Fair Value	3,966,342,199	3,526,811,788
Fair Value Measured at Net Asset Value Per Share | Other assets and liabilities, net
EBP, Master Trust [Line Items]
Total Investments at Fair Value	$ 0	$ 0